Investments in Associates and Joint Ventures - Reconciles of Summary of Financial Information (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Mar. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Group's interest in UHI:
Impairment loss in investment in shares of UHI			$ (5,455,356)
UHI
Disclosure of associates [line items]
Net income (10%)		$ 3,635	78,133	$ 27,668	$ 532,896	$ 1,208	$ 23,258
Other comprehensive (loss) income (10%)		$ (2,367)	(50,872)	$ (9,889)	(190,457)	$ 1,538	29,620
Adjustments for differences in accounting policies:
Net (loss) income			79,163		55,058		(166,044)
Other comprehensive loss			(6,657)		(45,263)		(76,521)
Group's interest in UHI:
Net (loss) income			(1,030)		477,838		189,302
Other comprehensive loss			(57,529)		$ (235,720)		$ (46,901)
Impairment loss in investment in shares of UHI	$ (5,455,356)		$ (5,455,356)